Revenue	12 Months Ended
Jan. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue
2.	Revenue
Software, subscription and support revenue
The Company sells a collective defense software solution that provides a near real time collective defense infrastructure that is comprised of two product offerings, IronDefense and IronDome. The software platform is delivered through both on-premises
licenses bundled with
on-premises
hardware and through subscription software.
Our security appliance deliverables include proprietary operating system software and hardware together with regular threat intelligence updates and support, maintenance, and warranty. We combine intelligence dependent hardware and software licenses with the related threat intelligence and support and maintenance as a single performance obligation, as it delivers the essential functionality of our cybersecurity solution. As a result, we recognize revenue for this single performance obligation ratably over the expected term with the customer. Significant judgement is required for the assessment of material rights relating to renewal options associated with our contracts.
Revenue from subscriptions, which allow customers to use our security software over a contracted period without taking possession of the software, and managed services, where we provide managed detection and response services for customers, is recognized over the contractual term. The cloud-based subscription revenue, where we also provide hosting, recognized for the years ended January 31, 2022 and 2021 was $15,960 and $10,062, respectively. Overall software, subscription, and support revenue recognized for the years ended January 31, 2022 and 2021, was $25,347 and $24,701, respectively.

Professional services revenue
The Company sells professional services, including cyber operations monitoring, security, training and tailored maturity assessments. Revenue derived from these services is recognized as the services are delivered. Revenue recognized from professional services for the years ended January 31, 2022 and 2021 was $2,197 and $4,526, respectively.
Customer concentration
For the year ended January 31, 2022, six customers accounted for 51%, or $13,975, with two of those customers accounting for 21%, of the Company’s revenue, and for the year ended January 31, 2021, six customers accounted for 46%, or $13,381, with one of those customers accounting for 10%, of the Company’s revenue. As of January 31, 2022, and January 31, 2021, two and three customers represent 49% and 85% of the total accounts receivable balance, respectively.
Significant customers are those which represent at least 10% of the Company’s total revenue at each respective period ending date. The following table presents customers that represent 10% or more of the Company’s total revenue:

	Year Ended January 31,
	2022	2021
Customer A	*	10%
Customer B	11%	*
Customer C	10%	*

	21%	10%

* - less than 10%
Deferred costs
The Company defers contract fulfillment costs that includes appliance hardware. The balances in deferred costs are as follows:

Balance at February 1, 2020	$3,080
Cost of revenue recognized	(1,151)
Costs deferred	876

Balance at January 31, 2021	2,805

Balance at February 1, 2021	2,805
Cost of revenue recognized	(2,095)
Costs deferred	3,899
Foreign exchange	(5)

Balance at January 31, 2022	$4,604

The balance of deferred commissions at January 31, 2022 and 2021 were $1,238 and $1,319, respectively. Deferred commissions are included in the Deferred costs on the Consolidated Balance Sheets of which $844 is current and $393 is long-term as of January 31, 2022.
Deferred revenue
Deferred revenue represents amounts received from and/or billed to customers in excess of revenue recognized. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue depending on whether the revenue recognition criteria have been met. During the fiscal years ended
January 31, 2022 and January 31, 2021, the Company recognized revenue of $12,509 and $7,809, respectively, which was included in the deferred revenue balance at the beginning of each of the respective periods.
The balance in deferred revenue is as follows:

Balance at February 1, 2020	$20,312
Revenue recognized	(25,271)
Revenue deferred	38,940
Foreign exchange	63

Balance at January 31, 2021	34,044

Balance at February 1, 2021	34,044
Revenue recognized	(29,133)
Revenue deferred	28,663
Foreign exchange	(8)

Balance at January 31, 2022	$33,566

Remaining performance obligations
As of January 31, 2022, the remaining performance obligations totaled $33,566. The Company’s recognition of revenue in the future thereon will be in:

Years Ending January 31,
2023	$16,049
2024	9,771
2025	5,852
2026	1,894

$33,566